Vessels And Other Fixed Assets (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Navios Helios
Acquisition of the Navios Helios, Date	Jul. 27, 2012
Navios Helios built, Date	Nov. 29, 2005
Navios Helios dwt	77,075.00
Acquisition Cost of the Navios Helios	$ 21,128
Navios Soleil
Acquisition of the Navios Soleil, Date	Jul. 24, 2012
Navios Soleil built, Date	Sep. 29, 2009
Navios Soleil dwt	57,337.00
Acquisition Cost of the Navios Soleil	21,070
Navios Buena Ventura
Acquisition of the Navios Buena Ventura Date	Jun. 15, 2012
Purchase Price of the Navios Buena Ventura	67,500
Favorable Lease Terms Recognized Through the Acquisition of the Navios Buena Ventura	21,193
Amount Allocated to the Navios Buena Ventura	46,307
Navios Luz and Navios Orbiter
Acquisition of the Navios Luz and the Navios Orbiter, Date		May 19, 2011
Purchase Price of the Navios Luz		78,000
Purchase Price of the Navios Orbiter		52,000
Common Units Issued for the Purchase of the Navios Luz and the Navios Orbiter		507,916
Valuation of Common Units Issued for Purchase of the Navios Luz and the Navios Orbiter		9,960
Cash for Purchase of the Navios Luz and the Navios Orbiter		120,000
NYSE Volume Weighted Average Trading Price of Common Units Issued for the Navios Luz and the Navios Orbiter		$ 19.6883
Closing Price used for Valuation of the Navios Luz and the Navios Orbiter		$ 19.61
Favorable Lease Terms Recognized Through the Acquisition of the Navios Orbiter		20,901
Favorable Lease Terms Recognized Through the Acquisition of the Navios Luz		22,879
Navios Luz amount classified under vessels, net		55,097
Navios Orbiter amount classified under vessels, net		$ 31,083